Debt (Bridge Loan Agreement) (Narrative) (Details) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
	Sep. 29, 2017	Oct. 22, 2016	Dec. 31, 2017	Sep. 30, 2017
Tranche A Commitment [Member]
Debt Instrument [Line Items]
Face amount or capacity of debt (in millions)	$ 750
Credit agreement - initiation date	Sep. 29, 2017
Debt Instrument, Maturity Date Range, End			Jan. 31, 2018
Credit agreement - advances outstanding			$ 0
Ratio of net debt to EBITDA covenant			3.5 to 1
Credit agreement - base rate			• at a variable annual rate equal to (1) the highest of: (a) the base rate of Scotiabank, (b) 0.50% per annum above the federal funds rate, and (c) the ICE Benchmark Administration Limited Settlement Rate applicable to U.S. dollars for a period of one month plus 1.00% per annum, plus (2) an applicable margin (as set forth in the Nova Scotia Credit Agreement); or • at a rate equal to: (i) LIBOR for a period of three or six months, as applicable, plus (ii) an applicable margin (as set forth in the Nova Scotia Credit Agreement).
Tranche A Commitment [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Credit agreement - commitment fee percentage			0.07%
Tranche A Commitment [Member] | Base Rate [Member] | Additional Margin Upon Default [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate			2.00%
Tranche B Commitment [Member]
Debt Instrument [Line Items]
Face amount or capacity of debt (in millions)	$ 750
Credit agreement - initiation date	Sep. 29, 2017
Debt Instrument, Maturity Date Range, End			Jan. 31, 2018
Credit agreement - advances outstanding			$ 0
Ratio of net debt to EBITDA covenant			3.5 to 1
Credit agreement - base rate			• at a variable annual rate equal to (1) the highest of: (a) the base rate of Scotiabank, (b) 0.50% per annum above the federal funds rate, and (c) the ICE Benchmark Administration Limited Settlement Rate applicable to U.S. dollars for a period of one month plus 1.00% per annum, plus (2) an applicable margin (as set forth in the Nova Scotia Credit Agreement); or • at a rate equal to: (i) LIBOR for a period of three or six months, as applicable, plus (ii) an applicable margin (as set forth in the Nova Scotia Credit Agreement).
Tranche B Commitment [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Credit agreement - commitment fee percentage			0.07%
Tranche B Commitment [Member] | Base Rate [Member] | Additional Margin Upon Default [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate			2.00%
Time Warner Inc. [Member] | Bridge Loan [Member]
Debt Instrument [Line Items]
Face amount or capacity of debt (in millions)		$ 40,000
Credit agreement - initiation date		Oct. 22, 2016
Credit agreement - advances outstanding				$ 0
Ratio of net debt to EBITDA covenant			3.5 to 1
Credit agreement - base rate			On October 22, 2016, in connection with entering into the Time Warner merger agreement, AT&T entered into a $40,000 bridge loan with JPMorgan Chase Bank and Bank of America as lenders (the “Bridge Loan”) , which was subsequently reduced to $30,000. In September 2017, following the completion of our acquisition-related debt issuances, we reduced the commitments under the Bridge Loan to $0 and terminated the facility.
Time Warner Inc. [Member] | Bridge Loan [Member] | Additional Margin Upon Default [Member]
Debt Instrument [Line Items]
Credit agreement - basis spread of variable rate			2.00%